ENTITY-WIDE DISCLOSURE (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Revenue, Major Customer [Line Items]
Revenues from major customers	$ 139,975	$ 103,713	$ 56,941
Revenue | Customer A
Revenue, Major Customer [Line Items]
Percent of total revenues	31.00%	33.00%	18.00%
Revenue | Customer B
Revenue, Major Customer [Line Items]
Percent of total revenues	15.00%	23.00%	34.00%
Revenue | Customer C
Revenue, Major Customer [Line Items]
Percent of total revenues	12.00%	11.00%	11.00%